Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 432.0	$ 535.7	$ 517.7
Accounts and notes receivable, net	218.5	452.5	250.0
Inventories	825.8	908.3	828.7
Other current assets	90.4	85.4	144.8
Total current assets	1,566.7	1,981.9	1,741.2
Property, plant and equipment, net	208.8	239.0	256.5
Goodwill, net	36.5	36.6	38.4
Other assets, net	41.5	41.6	51.6
Total assets	1,853.5	2,299.1	2,087.7
Current liabilities:
Current maturities of long-term debt	213.5	278.7	355.4
Accounts payable	200.7	435.6	352.3
Accrued expenses and other current liabilities	213.4	263.9	241.7
Total current liabilities	627.6	978.2	949.4
Long-term debt, excluding current maturities	499.2	499.0	323.9
Other non-current liabilities	220.1	223.2	109.8
Total liabilities	1,346.9	1,700.4	1,383.1
Commitments and contingencies (See note 8)
Stockholders' equity:
Preferred stock, no par value, 1,000,000 shares authorized: Series A junior participating, 300,000 shares designated and none issued
Common stock, $1 par value, 650,000,000 shares authorized; 146,033,000 shares issued	146.0	146.0	146.0
Additional paid-in capital	134.2	133.3	135.5
Retained earnings	1,264.4	1,360.8	1,471.2
Treasury stock, at cost; 46,330,000, 46,425,000, and 46,591,000 shares, respectively	(1,031.2)	(1,033.9)	(1,038.9)
Accumulated other comprehensive loss	(6.8)	(7.5)	(9.2)
Total stockholders' equity	506.6	598.7	704.6
Total liabilities and stockholders' equity	$ 1,853.5	$ 2,299.1	$ 2,087.7